Convertible Senior Notes - Additional Information (Detail) - Convertible Senior Notes Due 2025 [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2018 $ / shares	Jul. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018	Dec. 31, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 725,000					¥ 4,985,000
Debt Conversion, Converted Instrument, Shares Issued | shares		15.4776	15.7172	15.7172
Conversion price | $ / shares	$ 45.34	$ 64.61	$ 63.62
Debt conversion premium percentage	42.50%
Convertible senior notes maturity date		Jul. 01, 2025
Principal amount of each convertible note | $		$ 1,000	$ 1,000
Number of notes converted into company's ADSs			0	0	0
Convertible senior notes interest rate						1.25%
Debt instrument, carrying value						¥ 4,954,352
Unamortized debt issuance costs						¥ 92,953
Debt instrument, effective interest rate						1.61%
Amortization and interest expenses				¥ 78,501